Borrowings	12 Months Ended
Dec. 31, 2016
Disclosure Text Block
Borrowings

Note 21 – Borrowings

The following table presents the composition of fed funds purchased and assets sold under agreements to repurchase at December 31, 2016 and December 31, 2015.

(In thousands)	December 31, 2016	December 31, 2015
Federal funds purchased	$-	$50,000
Assets sold under agreements to repurchase	479,425	712,145
Total federal funds purchased and assets sold under agreements to repurchase	$479,425	$762,145

The following table presents information related to the Corporation’s repurchase transactions accounted for as secured borrowings that are collateralized with investment securities available-for-sale, other assets held-for-trading purposes or which have been obtained under agreements to resell. It is the Corporation’s policy to maintain effective control over assets sold under agreements to repurchase; accordingly, such securities continue to be carried on the consolidated statements of financial condition.

Repurchase agreements accounted for as secured borrowings

	December 31, 2016		December 31, 2015
		Repurchase liability		Repurchase liability
	Repurchase	weighted average	Repurchase	weighted average
(Dollars in thousands)	liability	interest rate	liability	interest rate
U.S. Treasury Securities
Within 30 days	$32,700	0.85%	$-	-%
After 90 days	19,819	1.61	-	-
Total U.S. Treasury Securities	52,519	1.14	-	-
Obligations of U.S. government
sponsored entities
Within 30 days	95,720	1.00	243,708	0.07
After 30 to 90 days	142,299	0.91	-	-
After 90 days	25,380	1.08	23,366	0.60
Total obligations of U.S. government sponsored entities	263,399	0.96	267,074	0.12
Mortgage-backed securities
Within 30 days	39,108	1.05	124,878	0.72
After 30 to 90 days	58,552	0.94	154,582	0.75
After 90 days	54,560	1.09	142,441	1.84
Total mortgage-backed securities	152,220	1.02	421,901	1.11
Collateralized mortgage obligations
Within 30 days	11,287	0.28	10,298	0.28
After 30 to 90 days	-	-	12,872	0.75
Total collateralized mortgage
obligations	11,287	0.28	23,170	0.54
Total	$479,425	0.98%	$712,145	0.72%

Repurchase agreements in portfolio are generally short-term, often overnight and Popular acts as borrowers transferring assets to the counterparty. As such our risk is very limited. We manage the liquidity risks arising from secured funding by sourcing funding globally from a diverse group of counterparties, providing a range of securities collateral and pursuing longer durations, when appropriate.

Federal funds purchased and assets sold under agreements to repurchase:
(Dollars in thousands)	2016	2015
Maximum aggregate balance outstanding at any month-end	$954,253	$1,224,064
Average monthly aggregate balance outstanding	$757,230	$1,023,905
Weighted average interest rate:
For the year	1.01%	0.73%
At December 31	1.12%	0.88%

The following table presents information related to the Corporation’s other short-term borrowings for the periods ended December 31, 2016 and 2015.

Other short-term borrowings:
(Dollars in thousands)	2016	2015
Balance outstanding at the end of the period	$1,200	$1,200
Maximum aggregate balance outstanding at any month-end	$31,200	$128,200
Average monthly aggregate balance outstanding	$6,266	$4,501
Weighted average interest rate:
For the year	2.15%	2.69%
At December 31	9.00%	9.00%

The following table presents the composition of notes payable at December 31, 2016 and December 31, 2015.

(In thousands)	December 31, 2016	December 31, 2015

Advances with the FHLB with maturities ranging from 2017 through 2029 paying interest at
monthly fixed rates ranging from 0.81% to 4.19% (2015 - 0.41% to 4.19%)	$608,193	$747,072
Advances with the FHLB with maturities ranging from 2018 through 2019 paying interest monthly
at a floating rates ranging from 0.22% to 0.34% over the 1 month LIBOR	34,164	-
Advances with the FHLB with maturities ranging from 2017 through 2019 paying interest quarterly at a floating rate from (0.01)% to 0.24% over the 3 month LIBOR
(2015 - 0.24% over the 3 month LIBOR)	30,313	14,429
Unsecured senior debt securities maturing on 2019 paying interest semiannually at a
fixed rate of 7.00%, net of debt issuance costs of $5,212 (2015 - $7,296)	444,788	442,704
Junior subordinated deferrable interest debentures (related to trust preferred securities)
with maturities ranging from 2027 to 2034 with fixed interest rates ranging from
6.125% to 8.327%, net of debt issuance costs of $476 (2015 - $505)	439,323	439,295
Others	18,071	19,008
Total notes payable	$1,574,852	$1,662,508

A breakdown of borrowings by contractual maturities at December 31, 2016 is included in the table below.

	Assets sold under	Short-term
(In thousands)	agreements to repurchase	borrowings	Notes payable	Total
Year
2017	$479,425	$1,200	$155,122	$635,747
2018	-	-	183,920	183,920
2019	-	-	564,699	564,699
2020	-	-	112,309	112,309
2021	-	-	21,694	21,694
Later years	-	-	537,108	537,108
Total borrowings	$479,425	$1,200	$1,574,852	$2,055,477

At December 31, 2016 and 2015, the Corporation had FHLB borrowing facilities whereby the Corporation could borrow up to $3.8 billion and $3.9 billion, respectively, of which $673 million and $762 million, respectively, were used. In addition, at December 31, 2016, the Corporation had placed $200 million of the available FHLB credit facility as collateral for a municipal letter of credit to secure deposits. The FHLB borrowing facilities are collateralized with loans held-in-portfolio, and do not have restrictive covenants or callable features.

Also, at December 31, 2016, the Corporation has a borrowing facility at the discount window of the Federal Reserve Bank of New York amounting to $1.2 billion (2015 - $1.3 billion), which remained unused at December 31, 2016 and 2015. The facility is a collateralized source of credit that is highly reliable even under difficult market conditions.